Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss

14 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	2020	2019
Trading liabilities	32,709	28,042
Non-trading derivatives	1,629	2,215
Designated at fair value through profit or loss	48,444	47,684
	82,781	77,942

Trading liabilities

Trading liabilities by type
	2020	2019
Equity securities	191	193
Debt securities	577	1,201
Funds on deposit	6,204	5,322
Derivatives	25,737	21,325
	32,709	28,042

Non-trading derivatives

Non-trading derivatives by type
	2020	2019
Derivatives used in:
- fair value hedges	444	873
- cash flow hedges	230	339
- hedges of net investments in foreign operations	98	51
Other non-trading derivatives	857	953
	1,629	2,215

Reference is made to Note 39 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

Other non-trading derivatives mainly includes interest rate swaps and foreign currency swaps for hedging purposes, but for which no hedge accounting is applied.

Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2020	2019
Debt securities	6,276	8,053
Funds entrusted	41,911	39,386
Subordinated liabilities	258	246
	48,444	47,684

As at 31 December 2020, the change in the fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk is EUR 141 million (2019: EUR 139 million) on a cumulative basis. This change has been determined as the amount of change in fair value of the financial liability that is not attributable to changes in market conditions that gave rise to market risk (i.e. mainly interest rate risk based on yield curves).

The amount that ING Group is contractually required to pay at maturity to the holders of financial liabilities designated at fair value through profit or loss excluding repurchase agreements is EUR 6,682 million (2019: EUR 8,634 million).